S000040474 [Member] Investment Objectives and Goals - iShares Ultra Short Duration Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ULTRA SHORT DURATION BOND ACTIVE ETFTicker: ICSHStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Ultra Short Duration Bond Active ETF (the “Fund”) seeks to provide current income consistent with preservation of capital.